Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Investment Objective
The fund has an investment objective of seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.

Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 144 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 114 of the fund’s statement of additional information.

The Virtus Seix Investment Grade Tax-Exempt Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Investment Grade Tax-Exempt Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Seix Investment Grade Tax-Exempt Bond Fund	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix Investment Grade Tax-Exempt Bond Fund		Class A	Class I
Management Fees		0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.25%	0.30%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.01%	0.81%
Less: Fee Waivers and/or Expense Reimbursements	[2]	(0.25%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	0.76%	0.61%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares and 0.60% for Class I Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Seix Investment Grade Tax-Exempt Bond Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	350	564	794	1,455
Class I	Sold	62	239	430	983

Expense Example, No Redemption - Virtus Seix Investment Grade Tax-Exempt Bond Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	350	564	794	1,455
Class I	Held	62	239	430	983

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade tax-exempt obligations, such as municipal securities, including securities subject to the U.S. federal alternative minimum tax. The issuers of these securities may be located in any U.S. state, territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal income tax. The fund may also invest a portion of its net assets in certain taxable debt securities. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.

The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The subadviser anticipates that the fund’s effective maturity will range from 4 to 10 years but there is no limit on the maturities of individual securities in which the fund may invest. The fund invests in securities rated investment grade by at least one nationally recognized statistical rating organization or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or municipalities in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are:

>      Call Risk.  The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

>      Credit Risk.  The risk that the issuer of an instrument will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the instrument to decline. Debt instruments rated below investment grade are especially susceptible to this risk.

>      Income Risk.  The risk that income received from the fund will vary widely over the short- and/or long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

>      Interest Rate Risk.  The risk that when interest rates rise, the values of the fund’s debt instruments, especially those with longer maturities, will fall.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Municipal Bond Market Risk.  The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the value of the fund’s shares to decrease, perhaps significantly.

>      Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>      Redemption Risk.  The risk that redemption by one or more large shareholders or groups of shareholders of their holdings in the fund has an adverse impact on the remaining shareholders in the fund by causing the fund to take actions it would not otherwise take at a given time.

>      Tax-Exempt Securities  The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities, or that the tax-exempt status of such securities may be lost or limited.

>      Tax Liability Risk.  The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>      Unrated Fixed Income Securities Risk.  The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q3/2009:	6.32%	Worst Quarter:	Q4/2010:	-3.51%	Year to Date (3/31/19):	2.58%

Average Annual Total Returns (for the periods ended 12/31/18)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Seix Investment Grade Tax-Exempt Bond Fund	Label	1 Year	5 Years	10 Years
Class I	Return Before Taxes	0.60%	2.75%	4.02%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	0.46%	2.36%	3.55%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.50%	2.57%	3.58%
Class A	Return Before Taxes	(2.31%)	2.04%	3.54%
Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	1.58%	3.00%	3.90%

The Bloomberg Barclays U.S. Municipal Bond 1-15 Year Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds and pre-funded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.